UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                     as of December 31, 2018 (Unaudited)

DWS Central Cash Management Government Fund

	Principal Amount ($)	Value ($)
Government & Agency Obligations 65.5%
U.S. Government Sponsored Agencies 53.6%
Federal Farm Credit Bank:
1-month USD-LIBOR minus 0.135%, 2.265% *, 4/11/2019	10,000,000	10,000,000
1-month USD-LIBOR minus 0.075%, 2.304% *, 11/5/2019	8,000,000	7,999,309
1-month USD-LIBOR minus 0.110%, 2.311% *, 3/12/2019	6,250,000	6,249,935
3-month USD-LIBOR minus 0.180%, 2.361% *, 11/1/2019	5,000,000	5,000,000
1-month USD-LIBOR minus 0.145%, 2.361% *, 2/26/2019	4,250,000	4,249,974
1-month USD-LIBOR minus 0.145%, 2.377% *, 3/29/2019	6,000,000	6,000,000
1-month USD-LIBOR minus 0.075%, 2.447% *, 4/29/2019	12,000,000	11,999,805
2.626% **, 8/21/2019	3,650,000	3,589,077
Federal Home Loan Bank:
2.49%, 5/6/2019	5,000,000	4,999,764
3-month USD-LIBOR minus 0.330%, 2.09% *, 1/11/2019	14,000,000	14,000,000
3-month USD-LIBOR minus 0.310%, 2.11% *, 1/11/2019	15,000,000	15,000,000
2.225% **, 1/18/2011	4,600,000	4,595,232
3-month USD-LIBOR minus 0.280%, 2.261% *, 2/1/2019	18,000,000	18,000,000
1-month USD-LIBOR minus 0.080%, 2.267% *, 4/4/2019	10,000,000	10,000,000
Step-Up Coupon, 2.53% to 3/20/2019, 2.78% to 6/20/2019, 3.03% to 9/20/2019	10,000,000	10,000,000
1-month USD-LIBOR minus 0.100%, 2.287% *, 3/8/2019	13,750,000	13,750,000
1-month USD-LIBOR minus 0.090%, 2.289% *, 4/5/2019	7,000,000	7,000,000
1-month USD-LIBOR minus 0.060%, 2.32% *, 12/6/2019	9,500,000	9,500,000
1-month USD-LIBOR minus 0.085%, 2.347% *, 9/13/2019	10,700,000	10,700,000
1-month USD-LIBOR minus 0.125%, 2.354% *, 6/21/2019	5,500,000	5,500,000
1-month USD-LIBOR minus 0.090%, 2.365% *, 1/18/2019	5,000,000	5,000,000
1-month USD-LIBOR minus 0.130%, 2.374% *, 3/22/2019	8,500,000	8,500,000
1-month USD-LIBOR minus 0.055%, 2.385% *, 1/14/2020	7,000,000	7,000,000
1-month USD-LIBOR minus 0.110%, 2.394% *, 2/22/2019	14,000,000	14,000,000
2.413% **, 2/25/2011	9,000,000	8,967,275
2.413% **, 2/12/2019	5,000,000	4,986,117
1-month USD-LIBOR minus 0.065%, 2.441% *, 8/28/2019	6,000,000	6,000,000
SOFR plus 0.040%, 2.5% *, 6/21/2019	9,000,000	9,000,000
3-month USD-LIBOR minus 0.230%, 2.508% *, 12/3/2019	4,500,000	4,500,000
SOFR plus 0.060%, 2.52% *, 9/10/2019	5,500,000	5,500,000
2.53% **, 5/31/2019	5,000,000	4,948,021
Federal Home Loan Mortgage Corp.:
Step-Up Coupon, 2.53% to 3/20/2019, 2.78% to 6/20/2019, 3.03% to 9/20/2019	4,000,000	4,000,000
1-month USD-LIBOR minus 0.150%, 2.282% *, 2/13/2019	9,000,000	9,000,000
1-month USD-LIBOR minus 0.100%, 2.287% *, 8/8/2019	15,000,000	15,000,000
1-month USD-LIBOR minus 0.100%, 2.355% *, 3/18/2019	8,900,000	8,900,000
2.393% **, 2/20/2019	15,000,000	14,950,833
1-month USD-LIBOR minus 0.110%, 2.396% *, 5/28/2019	10,750,000	10,750,000
SOFR plus 0.025%, 2.485% *, 5/8/2019	10,000,000	10,000,000
SOFR plus 0.030%, 2.49% *, 6/19/2019	8,000,000	8,000,000
Federal National Mortgage Association:
SOFR plus 0.070%, 2.53% *, 10/30/2019	2,730,000	2,730,000
SOFR plus 0.100%, 2.56% *, 4/30/2020	2,000,000	2,000,000
		341,865,342
U.S. Treasury Obligations 8.1%
U.S. Treasury Bills:
2.368% **, 3/21/2019	8,500,000	8,456,436
2.368% **, 3/21/2019	8,500,000	8,456,427
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.070%, 2.5% *, 4/30/2019	5,000,000	5,000,326
3-month U.S. Treasury Bill Money Market Yield plus 0.140%, 2.57% *, 1/31/2019	15,000,000	15,002,722
U.S. Treasury Note, 2.75%, 2/15/2019	15,000,000	15,005,026
		51,920,937
Other Government Related 3.8%
Private Export Funding Corp., 4.375%, 3/15/2019	24,028,000	24,115,351
Total Government & Agency Obligations (Cost $417,901,630)		417,901,630
Repurchase Agreements 33.9%
BNP Paribas, 2.95%, dated 12/31/2018, to be repurchased at $44,907,359 on 1/2/2019 (a)	44,900,000	44,900,000
Guggenheim Securities Repo 08/, 3.04%, dated 12/31/2018, to be repurchased at $50,008,444 on 1/2/2019 (b)	50,000,000	50,000,000
Wells Fargo Bank, 3.00%, dated 12/31/2018, to be repurchased at $121,020,167 on 1/2/2019 (c)	121,000,000	121,000,000
Total Repurchase Agreements (Cost $215,900,000)		215,900,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $633,801,630)	99.4	633,801,630
Other Assets and Liabilities, Net	0.6	3,732,765
Net Assets	100.0	637,534,395

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate security. These securities are shown at their current rate as of December 31, 2018.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
36,526,400	U.S. Treasury Bond	2.375	08/15/2024	36,404,995
9,567,600	U.S. Treasury Inflation-Indexed Bond	0.3753	07/15/2027	9,393,089
Total Collateral Value				45,798,084

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
35,881,476	Federal Home Loan Mortgage Corp.	2.315-5.443	12/1/2027-12/20/2067	36,487,665
11,966,768	Federal National Mortgage Association	2.315-4.5	3/1/2029-8/1/2048	12,323,878
2,106,544	Government National Mortgage Association	3.0-5.43	5/20/2041-12/20/2067	2,188,457
Total Collateral Value				51,000,000

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
6,967,222	Federal Home Loan Mortgage Corp.	2.368-3.138	1/11/2046-1/1/2048	6,970,122
81,455,828	Federal National Mortgage Association	2.495-5.0	1/1/2029-1/1/2049	83,337,197
32,931,785	Government National Mortgage Association	2.5-5.5	9/20/2045-12/20/2048	33,112,682
Total Collateral Value				123,420,001

LIBOR: London Interbank Offered Rate
SOFR: Secured Overnight Financing Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (d)	$—	$417,901,630	$—	$417,901,630
Repurchase Agreements		215,900,000		215,900,000
Total	$—	$633,801,630	$—	$633,801,630

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Central Cash Management Government Fund, a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	February 22, 2019